SHARE CAPITAL (Schedule of Composed of Ordinary Shares) (Details)	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	Mar. 17, 2013 $ / shares
Disclosure of classes of share capital [abstract]
Authorized	140,010,000	140,010,000
Issued	17,864,684	11,459,780
Par value per share | (per share)	₪ 0.0000769	₪ 0.0000769	$ 0.0000769